Convertible notes payable (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Notes Payable
Schedule of Convertible notes payable

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Investors	-	-	-
Total	-	-	-